Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Ordinary share, par value (in Dirhams per share and Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares issued	30,000,000	30,000,000
Ordinary share, shares outstanding	30,000,000	30,000,000
Ordinary share, shares authorized	200,000,000	200,000,000